Segment Financial Data (By Geographic Region) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
External Net Sales by Geography	59837	57244	56098
United States Export Sales	$ 11,124	$ 10,827	$ 9,741
Operating profit by Geography	$ 8,672	$ 8,172	$ 7,291
Long-Lived Assets by Geography	10186	9158	8732
United States Operations
External Net Sales by Geography	33912	32335	30989
Operating profit by Geography	$ 4,528	$ 4,566	$ 4,391
Long-Lived Assets by Geography	5323	4822	4517
Europe [Member]
External Net Sales by Geography	11879	11151	10945
United States Export Sales	$ 5,273	$ 5,065	$ 4,366
Operating profit by Geography	$ 2,058	$ 1,933	$ 1,882
Long-Lived Assets by Geography	1817	1538	1525
Asia Pacific [Member]
External Net Sales by Geography	8770	8260	8425
United States Export Sales	$ 3,634	$ 3,449	$ 2,902
Operating profit by Geography	$ 1,488	$ 1,484	$ 1,641
Long-Lived Assets by Geography	1113	999	994
Other
External Net Sales by Geography	5262	5479	5584
United States Export Sales	$ 2,217	$ 2,313	$ 2,473
Operating profit by Geography	$ 1,077	$ 963	$ 109
Long-Lived Assets by Geography	1389	1325	1273
Eliminations and other
External Net Sales by Geography	14	19	155
Operating profit by Geography	$ (479)	$ (774)	$ (732)
Long-Lived Assets by Geography	544	474	423